Net Loss per Common Share - Schedule of Computation of Basic and Diluted Loss Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended			9 Months Ended			12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023		Sep. 30, 2024	Sep. 30, 2023		Dec. 31, 2023		Dec. 31, 2022
Numerator:
Net loss	$ (5,675)	$ (6,841)	[1]	$ (17,305)	$ (20,395)	[1],[2]	$ (27,022)	[3]	$ (25,978)	[3]
Less: Series A convertible preferred stock dividends		(215)			(646)
Net loss attributable to common stockholders – basic	(5,675)	(7,056)	[1]	(17,305)	(21,041)	[1]	(27,883)	[3]	(26,867)	[3]
Net loss available to common stockholders – diluted	$ (5,675)	$ (7,056)		$ (17,305)	$ (21,041)		$ (27,883)		$ (26,867)
Denominator:
Weighted average shares used in computing net loss per common share – basic (in Shares)	93,048,000	71,588,000	[1]	89,063,000	64,246,000	[1]	66,611,000	[3]	36,680,000	[3]
Weighted average shares used in computing net loss per common share – diluted (in Shares)	93,048,000	71,588,000	[1]	89,063,000	64,246,000	[1]	66,611,000	[3]	36,680,000	[3]
Net loss per common share – basic (in Dollars per share)	$ (0.06)	$ (0.1)	[1]	$ (0.19)	$ (0.33)	[1]	$ (0.42)	[3]	$ (0.73)	[3]
Net loss per common share - diluted (in Dollars per share)	$ (0.06)	$ (0.1)	[1]	$ (0.19)	$ (0.33)	[1]	$ (0.42)	[3]	$ (0.73)	[3]

[1]	As described in Note 15 to these unaudited condensed consolidated financial statements, we have restated the unaudited condensed consolidated statements of operations for the three and nine months ended September 30, 2023.
[2]	As described in Note 15 to these unaudited condensed consolidated financial statements, we have restated the unaudited condensed consolidated statement of cash flows for the nine months ended September 30, 2023.
[3]	As described in Note 3 to the Consolidated Financial Statements appearing elsewhere in this Amendment, we have restated the Consolidated Financial Statements.